Deferred income tax	12 Months Ended
Dec. 31, 2018
Disclosure of Deferred income tax [Abstract]
Disclosure of deferred taxes [text block]
28.	Deferred income tax

(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

	As of January 1, 2017	Credit (debit) to the Consolidated statement of profit or loss	Credit (debit) to consolidated statements of other comprehensive income	As of December 31, 2017	Credit (debit) to the Consolidated statement of profit or loss	Credit (debit) to consolidated statements of other comprehensive income	Others movements	As of December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax included in results
Tax - loss carryforward	93,050	1,889	-	94,939	11,680	-	(396)	106,223
Difference in depreciation and amortization rates	60,883	734	-	61,617	6,497	-	-	68,114
Provision for closure of mining units, net	39,538	5,030	-	44,568	3,291	-	-	47,859
Impairment loss of long-lived assets	7,592	2,328	-	9,920	(2,448)	-	-	7,472
Other minor	14,650	809	-	15,459	5,369	-	(146)	20,682
	215,713	10,790	-	226,503	24,389	-	(542)	250,350
Less - Allowance for deferred asset	(37,012)	(1,898)	-	(38,910)	(2,038)	-	-	(40,948)
	178,701	8,892	-	187,593	22,351	-	(542)	209,402
Deferred asset included in retained earnings
Derivative financial instruments	1,140	-	7,963	9,103	-	(9,103)	-	-
	179,841	8,892	7,963	196,696	22,351	(9,103)	(542)	209,402
Deferred assets for mining royalties and special mining tax included in results
Other minors	43	80	-	123	(87)	-	-	36
	43	80	-	123	(87)	-	-	36
Total deferred asset	179,884	8,972	7,963	196,819	22,264	(9,103)	(542)	209,438

Deferred liability for income tax included in results
Differences in amortization rates for development costs	(51,788)	6,095	-	(45,693)	(20,295)	-	-	(65,988)
Effect of translation into U.S. dollars	(70,525)	24,502	-	(46,023)	(15,248)	-	-	(61,271)
Other minors	(43,985)	(33,618)	-	(77,603)	3,123	-	-	(74,480)
	(166,298)	(3,021)	-	(169,319)	(32,420)	-	-	(201,739)
Deferred liability for mining royalties and special mining tax included in results
Derivative financial instruments	-	-	-	-	-	(813)	-	(813)
	-	-	-	-	-	(813)	-	(813)

Deferred assets for mining royalties and special mining tax
Other minors	(35)	(126)	-	(161)	158	-	-	(2)
	(35)	(126)	-	(161)	158	-	-	(2)
Total deferred liability	(166,333)	(3,147)	-	(169,480)	(32,262)	(813)	-	(202,554)
Deferred income tax asset, net	13,551	5,825	7,963	27,339	(9,998)	(9,916)	(542)	6,883

(b)	The deferred tax asset is presented in the consolidated statement of financial position:

	2018	2017
	US$(000)	US$(000)

Deferred income tax asset, net	38,305	43,129
Deferred income tax liability, net	(31,422)	(15,790)

	6,883	27,339